Advances for Vessel Acquisitions and Other Vessels' Costs, details (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total	$ 11,017	$ 0
P. Fos (ex Virgo Sun) Tanker Vessel [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions	11,000	0
Capitalized costs	17	0
Total	$ 11,017	$ 0